Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jul. 01, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Allowance accounts receivable (in Yuan Renminbi)	¥ 14,607,614		¥ 14,315,654		¥ 8,821,129	¥ 1,852,816
Accounts receivable credit losses (in Yuan Renminbi)	¥ 291,960	¥ 1,315,635
Income tax benefits	50.00%
Cash and cash equivalents at carrying value	¥ 28,113,972	¥ 2,401,495	¥ 2,401,495	$ 3,851,598
Account insured by government maximum limit (in Yuan Renminbi)	500,000
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents at carrying value	¥ 26,919,011			$ 3,687,889
Vendor One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	20.00%		27.00%
Vendor One [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	17.00%	26.00%
Vendors Two [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			14.00%
Vendors Two [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	15.00%
Vendors Two [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	12.00%	13.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	20.00%		20.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	18.00%		17.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.00%
Customer Four [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.00%
One Key Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	20.00%	15.00%
Second Key Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	14.00%
Third Key Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	12.00%
Forth Key Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of balances	1			1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of balances	7.2993			7.2993